RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

9	RESTRICTED BANK DEPOSITS AND CASH AND BANK BALANCES

	June 30, 2026	December 31, 2025
	USD	USD

Restricted bank deposits	246,428	253,188
Cash and bank balances	193,156	966,807
Total	439,584	1,219,995

Restricted bank deposits are pledged to banks as security deposits for the auction of logs.

Details of impairment assessment of restricted bank deposits, and cash and bank balances are set out in note 22.